Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of entities

Entity	Summary description
Biodexa Pharmaceuticals plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Liquidated - 2021
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma Pty	Dissolved - 2020
Biodexa Limited (formerly Bioadexa Pharmaceuticals Limited)	Dormant – incorporated October 2022

Schedule of intangibles assets useful economic lives

Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

Schedule of depreciation rates of property, plant and equipment

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship